CONVERTIBLE REDEEMABLE PREFERRED SHARES - Accounting for the preferred shares - Rollforward of the carrying amount of the preferred equity (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jun. 09, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Rollforward of the carrying amount of the preferred equity
Beginning balance		¥ 10,593,026
Conversion		10,968,675
Ending balance			¥ 10,593,026
Conversion of preferred shares upon completion of initial public offering ("IPO") (in shares)	439,646,388
Series D convertible redeemable preferred shares
Rollforward of the carrying amount of the preferred equity
Number of common stock called by each preferred share	1.00733
Series E Convertible Redeemable Preferred Shares
Rollforward of the carrying amount of the preferred equity
Number of common stock called by each preferred share	1.05405
Series F convertible redeemable preferred shares
Rollforward of the carrying amount of the preferred equity
Number of common stock called by each preferred share	1.00552
Preferred equity
Rollforward of the carrying amount of the preferred equity
Beginning balance		10,593,026	9,798,011	¥ 5,883,754
Issuance				3,402,611
Accretion		375,649	795,015	511,646
Conversion		(10,968,675)
Ending balance			10,593,026	9,798,011
Preferred equity | Series A convertible redeemable preferred shares
Rollforward of the carrying amount of the preferred equity
Beginning balance		16,606	15,260	14,064
Accretion		618	1,346	1,196
Conversion		(17,224)
Ending balance			16,606	15,260
Preferred equity | Series B convertible redeemable preferred shares
Rollforward of the carrying amount of the preferred equity
Beginning balance		203,810	187,316	172,655
Accretion		7,574	16,494	14,661
Conversion		(211,384)
Ending balance			203,810	187,316
Preferred equity | Series C convertible redeemable preferred shares
Rollforward of the carrying amount of the preferred equity
Beginning balance		850,436	781,399	720,028
Accretion		31,703	69,037	61,371
Conversion		(882,139)
Ending balance			850,436	781,399
Preferred equity | Series D convertible redeemable preferred shares
Rollforward of the carrying amount of the preferred equity
Beginning balance		2,398,958	2,209,604	2,041,281
Accretion		86,955	189,354	168,323
Conversion		(2,485,913)
Ending balance			2,398,958	2,209,604
Preferred equity | Series E Convertible Redeemable Preferred Shares
Rollforward of the carrying amount of the preferred equity
Beginning balance		3,319,863	3,085,171	2,935,726
Accretion		118,336	234,692	149,445
Conversion		(3,438,199)
Ending balance			3,319,863	3,085,171
Preferred equity | Series F convertible redeemable preferred shares
Rollforward of the carrying amount of the preferred equity
Beginning balance		3,803,353	3,519,261
Issuance				3,402,611
Accretion		130,463	284,092	116,650
Conversion		¥ (3,933,816)
Ending balance			¥ 3,803,353	¥ 3,519,261